Significant Accounting Policies - Research and Development Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Reimbursed amount	$ 0.4	$ 0.0	$ 0.0